PRINCIPAL ACCOUNTING POLICIES - Inventory (Details) $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 426,300,000	$ 67,240	¥ 69,587,000
Inventory provision	¥ 14,200,000		¥ 4,700,000	¥ 0	¥ 0